Consolidated Statement of Income - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
INTEREST AND DIVIDEND INCOME
Interest and fees on loans		$ 47,896,000	$ 49,003,000
Interest-earning deposits in other institutions		90,000	118,000
Federal funds sold		3,000	22,000
Investment securities:
Taxable interest		1,679,000	909,000
Tax-exempt interest		2,565,000	2,472,000
Dividends on stock		102,000	114,000
Total interest and dividend income		52,335,000	52,638,000
INTEREST EXPENSE
Deposits		3,913,000	8,962,000
Short-term borrowings		0	79,000
Other borrowings		152,000	209,000
Total interest expense		4,065,000	9,250,000
NET INTEREST INCOME		48,270,000	43,388,000
Provision for loan losses		700,000	9,840,000
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES		47,570,000	33,548,000
NONINTEREST INCOME
Gains (losses) on equity securities	[1]	209,000	(101,000)
Earnings on bank-owned life insurance	[1]	546,000	427,000
Gain on sale of loans	[1]	1,240,000	1,487,000
Revenue from investment services	[2]	727,000	526,000
Total noninterest income		7,206,000	5,990,000
NONINTEREST EXPENSE
Salaries and employee benefits		17,151,000	15,835,000
Occupancy expense		2,178,000	2,158,000
Equipment expense		1,361,000	1,308,000
Data processing costs		2,880,000	2,650,000
Ohio state franchise tax		1,144,000	1,082,000
Federal deposit insurance expense		494,000	423,000
Professional fees		1,313,000	1,359,000
Net gain (loss) on other real estate owned		11,000	(172,000)
Advertising expense		885,000	698,000
Software amortization expense		361,000	351,000
Core deposit intangible amortization		321,000	332,000
Other expense		3,979,000	3,764,000
Total noninterest expense		32,078,000	29,788,000
Income before income taxes		22,698,000	9,750,000
Income taxes		4,065,000	1,401,000
NET INCOME		$ 18,633,000	$ 8,349,000
EARNINGS PER SHARE
Basic (in dollars per share)		$ 3.01	$ 1.31
Diluted (in dollars per share)		$ 3.00	$ 1.30
Deposit Account [Member]
NONINTEREST INCOME
Noninterest income revenue		$ 3,425,000	$ 2,539,000
Financial Service, Other [Member]
NONINTEREST INCOME
Noninterest income revenue		$ 1,059,000	$ 1,112,000

[1]	Not within scope of ASC 606
[2]	From services offered by the Company through it's servicing partnership with LPL Financial